Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Fixed maturity investments, trading, amortized cost	$ 1,932.3	$ 1,656.6
Short-term investments, amortized cost	1,403.0	1,090.8
Equity securities, trading, cost	20.0	379.2
Other long-term investments, cost	$ 316.3	$ 315.4
Common shares issued (in shares)	115,299,341	115,299,341
Common shares outstanding (in shares)	115,299,341	115,299,341